Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 574,127	$ 682,777	$ 688,040
Liabilities:
Short-term borrowings	157,226	96,648
Short-term borrowings from related parties	134,314	62,342
Senior Long Term Notes	4,825,384	4,824,753
Noncontrolling interests subject to put provisions	631,940	648,251
Notional amount of foreign currency cash flow hedge derivatives	174,918	238,983
Notional amount of interest rate derivatives	1,685,750	1,512,559
Amount estimated to be transferred in the future from accumulated OCI into earnings	372
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative assets subject to master netting agreements	19,048	18,334
Derivative liabilities subject to master netting agreements	14,044	16,371
Derivative net assets subject to master netting agreements	11,996	12,169
Derivative net liabiltiies subject to master netting agreements	6,992	10,207
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	46,535	46,545
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	574,127	682,777
Accounts receivable	3,251,520	3,190,392
Long-term notes receivable	166,631	165,807
Liabilities:
Accounts Payable	714,897	666,526
Short-term borrowings	291,540	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	534,950	679,847
Senior Credit Agreement	2,910,561	2,707,145
Carrying Reported Amount Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	46,535	46,545
Carrying Reported Amount Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	4,825,384	4,824,753
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	574,127	682,777
Accounts receivable	3,251,520	3,190,392
Long-term notes receivable	184,242	175,768
Liabilities:
Accounts Payable	714,897	666,526
Short-term borrowings	291,540	158,990
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	534,950	679,847
Senior Credit Agreement	2,910,561	2,710,270
Portion At Fair Value Fair Value Disclosure [Member] | Euro Notes [Member]
Liabilities:
Senior Long Term Notes	46,722	47,423
Portion At Fair Value Fair Value Disclosure [Member] | Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 5,332,253	$ 5,348,679